Trade Payables And Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Trade Payables And Accrued Liabilities
NOTE 8 - TRADE PAYABLES AND ACCRUED LIABILITIES

	September 30, 2022	December 31, 2021
Trade payables	$5,559,061	$5,591,316
Accrued liabilities 1	5,141,981	5,398,389
Interest payable	832,829	233,854
Mastercard facility	379,260	296,669
Due to related parties	34,388	265,074
Income taxes payable	440,451	266,753
Indirect taxes payable	359,560	150,577
Other	259,156	218,677

Total trade payables and accrued liabilities 2	$13,006,686	$12,421,309

1
During the three and nine months ended September 30, 2022 the Company recorded a severance accrual of $1,008,848 to
Salaries, wages and benefits as a result of its decision to exit the Technical Project Services (“TPS”) business. TPS denoted the Company’s professional services business offering industrial automation, detailed engineering, and commissioning services to process industry customers in Western Canada.

2	See Note 15 for the impact of the deconsolidation of a subsidiary.

NOTE 11 - TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2021	December 31, 2020

Trade payables	$5,591,316	$5,903,789

Accrued liabilities	5,398,389	4,795,742

Interest payable	233,854	425,054

Mastercard facility (Note 13)	296,669	600,590

Due to related parties (Note 28)	265,074	846,228

Income taxes payable	266,753	21,752

Indirect taxes payable	150,577	242,703

Other	218,677	88,398

Total trade payables and accrued liabilities	$12,421,309	$12,924,256